Intangible assets and goodwill (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	₽ 130,792	₽ 130,790		₽ 262,429	₽ 260,366
Goodwill			₽ 6,963,190			₽ 6,954,183
Internally developed website software
Disclosure of detailed information about intangible assets [line items]
Additions			8,615	17,919
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Additions			₽ 27,953	₽ 34,149